Intangible assets - Reconciliation (Details) £ in Millions, $ in Millions			12 Months Ended
	Dec. 21, 2023 GBP (£)	Dec. 21, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 21, 2023 USD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			£ 28,436
Intangible assets and goodwill, end of period			26,855	£ 28,436
Proceeds from sales of intangible assets, classified as investing activities			246	36	£ 137
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			29,090	27,740
Exchange adjustments			(793)	1,251
Additions			90	202
Disposals and write-offs			(52)	(151)
Reclassifications			62	54
Transfer to assets held for sale			(851)	(6)
Intangible assets and goodwill, end of period			27,546	29,090	27,740
Amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			(654)
Intangible assets and goodwill, end of period			(691)	(654)
Amortisation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			(510)	(416)
Exchange adjustments			16	(15)
Charge for the period			(108)	(107)
Disposals and write-offs			49	28
Reclassifications			(32)
Transfer to assets held for sale			53
Intangible assets and goodwill, end of period			(532)	(510)	(416)
Impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			(144)	(129)
Exchange adjustments			6	(3)
Impairment losses			(186)	(135)
Disposals and write-offs			3	123
Reclassifications			(8)
Transfer to assets held for sale			170
Intangible assets and goodwill, end of period			(159)	(144)	(129)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			8,396
Intangible assets and goodwill, end of period			8,317	8,396
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			8,396	8,246
Exchange adjustments			(82)	150
Additions			3
Intangible assets and goodwill, end of period			8,317	8,396	8,246
Indefinite life brands
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			19,333
Intangible assets and goodwill, end of period			18,073	19,333
Non-cash additions settled through offsetting of liability owed to the entity				174
Indefinite life brands | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			19,465	18,325
Exchange adjustments			(689)	1,090
Additions				178
Disposals and write-offs				(122)
Reclassifications			(7)
Transfer to assets held for sale			(556)	(6)
Intangible assets and goodwill, end of period			18,213	19,465	18,325
Indefinite life brands | Amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			(132)
Intangible assets and goodwill, end of period			(140)	(132)
Indefinite life brands | Impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			(132)	(122)
Exchange adjustments			6	(3)
Impairment losses			(184)	(129)
Disposals and write-offs				122
Transfer to assets held for sale			170
Intangible assets and goodwill, end of period			(140)	(132)	(122)
Lamisil
Reconciliation of changes in intangible assets and goodwill [abstract]
Proceeds from sales of intangible assets, classified as investing activities			235
Loss on disposal of intangible assets			(10)
ChapStick | Assets held for sale
Reconciliation of changes in intangible assets and goodwill [abstract]
Agreed cash consideration for sale of brand	£ 337					$ 430
Proceeds from working capital allocated to brand that is released	16	$ 20
Impairment loss on remeasurement to consideration received net of cost to sell	170
Decrease through classified as held for sale, intangible assets other than goodwill	377
Decrease through classified as held for sale, inventory	16
ChapStick | Assets held for sale | Suave Brands Company
Reconciliation of changes in intangible assets and goodwill [abstract]
Agreed value of equity consideration received in exchange for sale of brand	£ 63					$ 80
Amortised brands, licences and patents
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			445
Intangible assets and goodwill, end of period			171	445
Amortised brands, licences and patents | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			674	697
Exchange adjustments			(11)	(3)
Additions			7	3
Disposals and write-offs			(28)	(23)
Reclassifications			44
Transfer to assets held for sale			(295)
Intangible assets and goodwill, end of period			391	674	697
Amortised brands, licences and patents | Amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			(229)
Intangible assets and goodwill, end of period			(220)	(229)
Amortised brands, licences and patents | Amortisation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			(229)	(197)
Exchange adjustments			8	(12)
Charge for the period			(39)	(43)
Disposals and write-offs			28	23
Reclassifications			(32)
Transfer to assets held for sale			53
Intangible assets and goodwill, end of period			(211)	(229)	(197)
Amortised brands, licences and patents | Impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Impairment losses			(1)
Reclassifications			(8)
Intangible assets and goodwill, end of period			(9)
Computer software
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			262
Intangible assets and goodwill, end of period			211	262
Computer software | Internally generated [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			133
Intangible assets and goodwill, end of period			122	133
Computer software | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			555	472
Exchange adjustments			(10)	14
Additions			4	21
Disposals and write-offs			(24)	(6)
Reclassifications			17	54
Intangible assets and goodwill, end of period			542	555	472
Computer software | Amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			(293)
Intangible assets and goodwill, end of period			(331)	(293)
Computer software | Amortisation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			(281)	(219)
Exchange adjustments			8	(3)
Charge for the period			(69)	(64)
Disposals and write-offs			21	5
Intangible assets and goodwill, end of period			(321)	(281)	(219)
Computer software | Impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period			(12)	(7)
Impairment losses			(1)	(6)
Disposals and write-offs			3	1
Intangible assets and goodwill, end of period			(10)	£ (12)	£ (7)
Assets under construction
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, end of period			83
Assets under construction | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Exchange adjustments			(1)
Additions			76
Reclassifications			8
Intangible assets and goodwill, end of period			£ 83